Commitment and Contingencies - Schedule of Future Minimum Lease Payments for Noncancelable Operating Leases (Detail) $ in Thousands	Mar. 27, 2020 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2021	$ 2,426
2022	2,182
2023	2,030
2024	1,879
2025	1,565
Thereafter	4,923
Total	$ 15,005